Interest-bearing loans and borrowings - long term - Additional Information (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure Of Borrowings [Abstract]
Loan arrangements borrowings for which covenant	₨ 288,170	₨ 265,751